Merger	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Merger
Merger

Note 16: Merger

As disclosed in Note 1, on February 10, 2023, the Company completed the Merger with Adara and a Merger Sub, resulting in the Company becoming a publicly traded company. While Adara was the legal acquirer in the Merger, for financial accounting and reporting purposes under U.S. GAAP, Pre-Merger Alliance was the accounting acquirer, and the Merger was accounted for as a “reverse recapitalization.” A reverse recapitalization (i.e., a capital transaction involving the exchange of stock by Adara for Pre-Merger Alliance’s stock) does not result in a new basis of accounting, and the consolidated financial statements of the combined entity represent the continuation of the consolidated financial statements of Pre-Merger Alliance. Accordingly, the consolidated assets, liabilities, and results of operations of Pre-Merger Alliance became the historical consolidated financial statements of the combined company, and Adara’s assets, liabilities and results of operations were consolidated with Pre-Merger Alliance beginning on the acquisition date. Operations prior to the Merger are presented as those of Pre-Merger Alliance in future reports. The net assets of Adara were recognized at historical cost (which was consistent with carrying value), with no goodwill or other intangible assets recorded.

At the closing of the Merger, each of the then issued and outstanding shares of Alliance common stock were cancelled and automatically converted into the right to receive the number of shares of Adara common stock equal to the exchange ratio (determined in accordance with the Business Combination Agreement). The Company’s 900 shares of previously outstanding common stock were exchanged for 47,500,000 shares of Class A Common Stock. In addition, the treasury stock was cancelled. This change in equity structure has been retroactively reflected in the financial statements for all periods presented.

The following table summarizes the shares of Class A outstanding following consummation of the Merger:

Alliance Public Shares	167,170
Alliance Sponsor Shares	1,500,000
Pre - Merger Alliance Shares	47,500,000
Total Shares of Common Stock Outstanding after Merger	49,167,170

Up to 60 million additional shares of Class A common stock may be issued to the Legacy Alliance shareholders at no cost and upon automatic conversion of the 60 million shares of Class E common stock based on future performance of the Company’s stock price and warrants that can be exercised to purchase shares of Class A common stock at $11.50 per share (See Note 17). The 60 million shares of Class E common stock are held in an escrow account as additional consideration contingent on triggering events occurring within 10 years after the Merger. Upon reaching the following triggering events, the Class E shares will be released from the escrow account to the three major shareholders, and converted to Class A shares on a 1:1 basis:

➢	If the stock price increases to $20 per share within five years from the closing of the Merger, 20 million Class E shares will be released.
➢	If the stock price increases to $30 per share within seven years from the closing of the Merger, 20 million Class E shares will be released.
➢	If the stock price increases to $50 per share within ten years from the closing of the Merger, 20 million Class E shares will be released.

Each share of Class A and Class E common stock has one vote, and the common shares collectively will possess all voting power and will have the exclusive right to vote for the election of directors and on all other matters properly submitted to a vote of the stockholders. Since the Class E shares are subject to vesting conditions and meet the contingent exercise and settlement provisions to be considered indexed to the Company’s stock, they are accounted for as equity instruments, and are reflected as a reduction of retained earnings, at their fair value on the date of the Merger.

In connection with the Merger, the Company’s 2023 Omnibus Equity Incentive Plan (the “2023 Plan”) became effective. The 2023 Plan is a comprehensive incentive compensation plan under which the Company can grant equity-based and other incentives awards to based officers, employees and directors of, and consultants and advisers to, Alliance and its subsidiaries. The Company has reserved a total of 600,000 shares of common stock for issuance as or under awards to be made under the 2023 Plan. To the extent that an award lapses, expires, is canceled, is terminated unexercised or ceases to be exercisable for any reason, or the rights of its holder terminate, any common stock subject to such award shall again be available for the grant of a new award. The 2023 Plan shall continue in effect, unless sooner terminated, until the tenth anniversary of the date on which it was adopted by the Board of Directors (except as to awards outstanding on that date), and the Board of Directors in its discretion may terminate the 2023 Plan at any time with respect to any shares for which awards have not theretofore been granted, provided certain conditions are met, in accordance with the 2023 Plan. The price at which a share may be purchased upon exercise of a share option shall be determined by the Plan Committee; provided, however, that such option price (i) shall not be less than the fair market value of a share on the date such share option is granted, and (ii) shall be subject to adjustment as provided in the 2023 Plan. As of March 31, 2024, 449,000 shares were vested, and 10,200 shares were forfeited under the 2023 Plan.

Note 15: Merger

As disclosed in Note 1, on February 10, 2023, the Company completed the Merger with Alliance and a Merger Sub, resulting in the Company becoming a publicly traded company. While Alliance was the legal acquirer in the Merger, for financial accounting and reporting purposes under U.S. GAAP, Legacy Alliance was the accounting acquirer, and the Merger was accounted for as a “reverse recapitalization.” A reverse recapitalization (i.e., a capital transaction involving the exchange of stock by Alliance for Legacy Alliance’s stock) does not result in a new basis of accounting, and the consolidated financial statements of the combined entity represent the continuation of the consolidated financial statements of Legacy Alliance. Accordingly, the consolidated assets, liabilities, and results of operations of Legacy Alliance became the historical consolidated financial statements of the combined company, and Alliance’s assets, liabilities and results of operations were consolidated with Legacy Alliance beginning on the acquisition date. Operations prior to the Merger are presented as those of Legacy Alliance in future reports. The net assets of Alliance were recognized at historical cost (which was consistent with carrying value), with no goodwill or other intangible assets recorded.

At the closing of the Merger, each of the then issued and outstanding shares of Alliance common stock were cancelled and automatically converted into the right to receive the number of shares of Alliance common stock equal to the exchange ratio (determined in accordance with the Business Combination Agreement). The Company’s 900 shares of previously outstanding common stock were exchanged for 47,500,000 shares of Class A Common Stock. In addition, the treasury stock was cancelled. This change in equity structure has been retroactively reflected in the financial statements for all periods presented.

The following table summarizes the shares of Class A outstanding following consummation of the Merger:

Alliance Public Shares	167,170
Alliance Sponsor Shares	1,500,000
Legacy Alliance Shares	47,500,000
Total Shares of Common Stock Outstanding after Merger	49,167,170

Up to 60 million additional Class E shares may be issued to the Legacy Alliance shareholders at no cost based on future performance of the company’s stock price, and 9.9 million warrants (Class A) that can be exercised for common shares at $11.50 per share (See Note 17). The 60 million Class E shares are set aside in an escrow account as additional consideration contingent on triggering events occurring within 10 years after the Merger. Upon reaching the following triggering events, the Class E shares will be released from the escrow account to the three major shareholders, and converted to Class A shares on a 1:1 basis:

➢	If the stock price increases to $20 per share within 5 years, 20 million Class E shares will be released.
➢	If the stock price increases to $30 per share within 7 years, 20 million Class E shares will be released.
➢	If the stock price increases to $50 per share within 10 years, 20 million Class E shares will be released.

Each share of Class A and Class E common stock has one vote, and the common shares collectively will possess all voting power and will have the exclusive right to vote for the election of directors and on all other matters properly submitted to a vote of the stockholders. Since the Class E shares are subject to vesting conditions and meet the contingent exercise and settlement provisions to be considered indexed to the Company’s stock, they are accounted for as equity instruments, and are reflected as a reduction of retained earnings, at their fair value on the date of the Merger.

The Company incurred total transaction costs of approximately $5.0 million, including legal, financial advisory and other professional fees related to the Merger, which was recorded as an expense as the offering costs exceeded the proceeds received in the Merger.

In connection with the Merger, the Company’s 2023 Omnibus Equity Incentive Plan (the “2023 Plan”) became effective. The 2023 Plan is a comprehensive incentive compensation plan under which the Company can grant equity-based and other incentives awards to based officers, employees and directors of, and consultants and advisers to, Alliance and its subsidiaries. The Company has reserved a total of 600,000 shares of common stock for issuance as or under awards to be made under the 2023 Plan. To the extent that an award lapses, expires, is canceled, is terminated unexercised or ceases to be exercisable for any reason, or the rights of its holder terminate, any common stock subject to such award shall again be available for the grant of a new award. The 2023 Plan shall continue in effect, unless sooner terminated, until the tenth anniversary of the date on which it is adopted by the Board of Directors (except as to awards outstanding on that date), and the Board of Directors in its discretion may terminate it at any time with respect to any shares for which awards have not theretofore been granted, provided certain conditions are met, in accordance with the 2023 Plan. The price at which a share may be purchased upon exercise of a share option shall be determined by the Plan Committee; provided, however, that such option price (i) shall not be less than the fair market value of a share on the date such share option is granted, and (ii) shall be subject to adjustment as provided in the 2023 Plan. As of June 30, 2023, 463,800 shares were awarded under the 2023 Plan.